Segment Information - Summary of Segment Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues
Revenue	$ 338,160	$ 425,940	$ 425,215
Segment operating profit/(loss)	(264)	9,324	12,440
Depreciation and amortization	(5,324)	(5,018)	(5,056)
Depreciation from right of use assets	(507)
Impairment of property, plant and equipment	(546)	(11)	(223)
Interest income	506	482	876
Interest expense	(845)	(1,200)	(966)
Income tax (expense)/benefit	(2,057)	(3,886)	(5,140)
Other disclosures
Capital expenditure	5,462	4,508	4,913
Total assets	298,911	305,798
Total liabilities	70,476	83,982
North Asia (Segment) [Member]
Revenues
Revenue	76,575	103,647
Thailand (Segment) [Member]
Revenues
Revenue	172,379	213,424
ROW (Segment) [Member]
Revenues
Revenue	89,206	108,869
Operating segments [Member]
Revenues
Segment operating profit/(loss)	2,620	12,467	15,514
Depreciation and amortization	(5,266)	(4,998)	(5,053)
Depreciation from right of use assets	(485)
Impairment of property, plant and equipment	(546)	(11)	(223)
Interest income	505	770	957
Interest expense	(822)	(1,179)	(1,033)
Income tax (expense)/benefit	(1,691)	(2,980)	(4,464)
Other disclosures
Capital expenditure	5,384	4,498	4,913
Total assets	291,576	298,222
Total liabilities	62,752	77,071
Operating segments [Member] | North Asia (Segment) [Member]
Revenues
Segment operating profit/(loss)	1,237	5,234	3,256
Depreciation and amortization	(811)	(829)	(979)
Depreciation from right of use assets	(44)
Impairment of property, plant and equipment	(549)		(213)
Interest income	57	117	51
Interest expense	(239)	(397)	(428)
Income tax (expense)/benefit	(561)	(1,212)	(1,395)
Other disclosures
Capital expenditure	552	1,188	991
Total assets	49,379	54,250
Total liabilities	14,212	20,169
Operating segments [Member] | Thailand (Segment) [Member]
Revenues
Segment operating profit/(loss)	3,042	9,539	11,053
Depreciation and amortization	(2,842)	(2,836)	(2,760)
Impairment of property, plant and equipment	3	(11)	(10)
Interest income	403	611	845
Interest expense	(481)	(748)	(553)
Income tax (expense)/benefit	(1,235)	(2,152)	(2,727)
Other disclosures
Capital expenditure	4,590	2,859	3,332
Total assets	165,579	173,398
Total liabilities	26,706	42,887
Operating segments [Member] | ROW (Segment) [Member]
Revenues
Segment operating profit/(loss)	(1,659)	(2,306)	1,205
Depreciation and amortization	(1,613)	(1,333)	(1,314)
Depreciation from right of use assets	(441)
Interest income	45	42	61
Interest expense	(102)	(34)	(52)
Income tax (expense)/benefit	105	384	(342)
Other disclosures
Capital expenditure	242	451	590
Total assets	76,618	70,574
Total liabilities	21,834	14,015
Corporate expense adjustments and eliminations [Member]
Revenues
Segment operating profit/(loss)	(2,884)	(3,143)	(3,074)
Depreciation and amortization	(58)	(20)	(3)
Depreciation from right of use assets	(22)
Interest income	1	(288)	(81)
Interest expense	(23)	(21)	67
Income tax (expense)/benefit	(366)	(906)	(676)
Other disclosures
Capital expenditure	78	10
Total assets	7,335	7,576
Total liabilities	7,724	6,911
External customers [Member]
Revenues
Revenue	338,160	425,940	425,215
External customers [Member] | Operating segments [Member]
Revenues
Revenue	338,160	425,940	425,215
External customers [Member] | Operating segments [Member] | North Asia (Segment) [Member]
Revenues
Revenue	76,575	103,647	101,533
External customers [Member] | Operating segments [Member] | Thailand (Segment) [Member]
Revenues
Revenue	172,379	213,424	206,485
External customers [Member] | Operating segments [Member] | ROW (Segment) [Member]
Revenues
Revenue	89,206	108,869	117,197
Intersegment [Member] | Operating segments [Member]
Revenues
Revenue	6	10,776	1,934
Intersegment [Member] | Operating segments [Member] | North Asia (Segment) [Member]
Revenues
Revenue		4,076	890
Intersegment [Member] | Operating segments [Member] | Thailand (Segment) [Member]
Revenues
Revenue	6	392	1,044
Intersegment [Member] | Operating segments [Member] | ROW (Segment) [Member]
Revenues
Revenue		6,308
Intersegment [Member] | Corporate expense adjustments and eliminations [Member]
Revenues
Revenue	$ (6)	$ (10,776)	$ (1,934)